Offerings - Offering: 1	Jun. 05, 2026 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Stock Options and Common Stock, $0.001 par value per share
Amount Registered | share	2,500,000
Proposed Maximum Offering Price per Unit	6.11
Maximum Aggregate Offering Price	$ 15,275,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,109.48
Offering Note
(1)This Registration Statement shall also cover any additional shares of Common Stock which become issuable under the Amended and Restated 2016 Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock of Vanda Pharmaceuticals Inc.

(2)These shares are Reserved for future issuance under the Vanda Pharmaceuticals Inc. Amended and Restated 2016 Equity Incentive Plan.
(3)Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h)(1) under the Securities Act of 1933, as amended. The offering price per share and aggregate offering price for the unissued stock options and shares of Common Stock are based upon the average of the high and low prices of the Registrant’s common stock as reported on The Nasdaq Global Market on June 3, 2026.